Note 30 - Cash flow disclosures - Cash Flow Disclosures (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Note 30 - Cash flow disclosures
Inventories	[1]	$ 186,903	$ (1,329,865)	$ (1,085,024)
Receivables and prepayments and current tax assets	[1]	64,000	(155,449)	(79,912)
Trade receivables	[1]	153,920	(1,208,278)	(356,069)
Other liabilities	[1]	28,275	57,389	4,892
Customer advances	[1]	(101,646)	151,066	44,661
Trade payables	[1]	(149,024)	353,892	399,988
Increase (decrease) in working capital	[1],[2]	182,428	(2,131,245)	(1,071,464)
Income tax accruals less payments
Tax accrued		674,956	617,236	189,448
Taxes paid		(818,347)	(359,585)	(153,846)
Adjustments for income tax expense		(143,391)	257,651	35,602
Interest accruals less payments, net
Interest accrued, net		(106,612)	(34,080)	(14,371)
Interest received		147,473	68,335	24,567
Interest paid		(94,341)	(32,775)	(21,559)
Interest income (expense)		$ (53,480)	$ 1,480	$ (11,363)

[1]	Changes in working capital do not include non-cash movements due to the variations in the exchange rates used by subsidiaries with functional currencies different from the U.S. dollar.
[2]	Changes in working capital do not include non-cash movements due to the variations in the exchange rates used by subsidiaries with functional currencies different from the U.S. dollar for an amount of $(16.7) million for 2023, $4.2 million for 2022 and $25.6 million for 2021.